Revenue - Summary of Movement in Contract Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of contract assets [line items]
Opening Balance	$ 67,242	$ 50,002
Additions during the year	18,626	33,026
Amortization/recognition during the year	(20,333)	(12,806)
Impairment loss recognized during the year	(655)	(260)
Translation adjustments	(82)	(2,720)
Closing Balance	64,798	67,242
Sales Commission [member]
Disclosure of contract assets [line items]
Opening Balance	13,415	10,845
Additions during the year	1,249	5,488
Amortization/recognition during the year	(2,856)	(2,317)
Impairment loss recognized during the year	(655)	(260)
Translation adjustments	74	(341)
Closing Balance	11,227	13,415
Transition activities [member]
Disclosure of contract assets [line items]
Opening Balance	41,905	27,361
Additions during the year	10,178	20,528
Amortization/recognition during the year	(7,657)	(4,332)
Impairment loss recognized during the year	0	0
Translation adjustments	(289)	(1,652)
Closing Balance	44,137	41,905
Upfront payments/other contract assets [member]
Disclosure of contract assets [line items]
Opening Balance	11,922	11,796
Additions during the year	7,199	7,010
Amortization/recognition during the year	(9,820)	(6,157)
Impairment loss recognized during the year	0	0
Translation adjustments	133	(727)
Closing Balance	$ 9,434	$ 11,922